Net Loss Per Share Attributable To Common Stockholders	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Groop Internet Platform Inc [Member]
Net Loss Per Share Attributable To Common Stockholders
NOTE 8:-	NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders for the periods presented:

	Three months ended March 31,
	2021	2020
Numerator:
Net loss	$12,738	$7,900

Denominator:
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	12,134,482	11,728,768

Net loss per share attributable to common stockholders, basic and diluted	$1.05	$0.67

The following were excluded from the calculation of diluted loss per share since it would have an anti-dilutive effect: 83,395,815 shares of convertible preferred stock, 18,191,520 stock options, 60,000 warrants to the Company’s common stock and 50,881 warrants to the Company’s series D convertible preferred stock.

NOTE 9:	NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders for the periods presented:

	Year ended December 31,
	2020	2019
Numerator:
Net loss	$22,370	$29,086

Denominator:
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	11,779,604	11,219,242

Net loss per share attributable to common stockholders, basic and diluted	$1.9	$2.59

The following were excluded from the calculation of diluted loss per share since it would have an anti-dilutive effect: 83,395,815 shares of convertible preferred stock, 18,097,815 stock options, 60,000 warrants to the Company’s common stock and 50,881 warrants to the Company’s series D convertible preferred stock.